ACCUMULATED OTHER COMPREHENSIVE LOSS - Schedules of Accumulate Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net gain on qualifying cash flow hedging instruments, including share of affiliate	$ 5,030	$ 3,414	$ (192)
Losses associated with pensions	(12,799)	(12,956)	(12,400)
Accumulated other comprehensive loss	(7,769)	(9,542)	(12,592)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of the period	1,909,826	1,916,179	2,237,422
Other comprehensive (loss) income income before reclassification	1,773	3,050	(1,971)
Amount reclassified from accumulated other comprehensive income			382
Net current-period other comprehensive (loss) income	1,773	3,050	(1,589)
Transfer of additional paid in capital			1,579
Balance at end of the period	1,796,304	1,909,826	1,916,179
Pension and post retirement benefit plan adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of the period	(12,956)	(12,400)	(15,251)
Other comprehensive (loss) income income before reclassification	157	(556)	2,851
Amount reclassified from accumulated other comprehensive income			0
Net current-period other comprehensive (loss) income			2,851
Transfer of additional paid in capital			0
Balance at end of the period	(12,799)	(12,956)	(12,400)
Gains (losses) on cash flow hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of the period	0	0	4,042
Other comprehensive (loss) income income before reclassification	0	0	0
Amount reclassified from accumulated other comprehensive income			382
Net current-period other comprehensive (loss) income			382
Transfer of additional paid in capital			(4,424)
Balance at end of the period	0	0	0
Share of affiliates comprehensive income (loss)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of the period	3,414	(192)	4,630
Other comprehensive (loss) income income before reclassification	1,616	3,606	(4,822)
Amount reclassified from accumulated other comprehensive income			0
Net current-period other comprehensive (loss) income			(4,822)
Transfer of additional paid in capital			0
Balance at end of the period	5,030	3,414	(192)
Total accumulated comprehensive (loss) income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of the period	(9,542)	(12,592)	(6,579)
Balance at end of the period	(7,769)	(9,542)	(12,592)
Accumulated Other Comprehensive Loss
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of the period	(9,542)	(12,592)	(6,579)
Net current-period other comprehensive (loss) income	1,773	3,050	(1,589)
Transfer of additional paid in capital			(4,424)
Balance at end of the period	$ (7,769)	$ (9,542)	$ (12,592)